Issued Capital and Reserves - Impact of share split (Details) € in Thousands, $ in Millions	1 Months Ended		3 Months Ended			9 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 EUR (€)
Issued Capital and Reserves
Common shares issued and outstanding beginning			187,466,954	187,120,728	187,120,728	187,120,728
Share option exercises				39,418	78,732
Treasury shares				(39,418)	(78,732)
Share issuances for exercises			9,746	6,211
Share issuances to former shareholders of Frame Pharmaceuticals			858,496
At-the-market offering program issuances			1,948,040	340,015
Common shares issued and outstanding ending	190,283,236		190,283,236	187,466,954	187,120,728	190,283,236
Cash received from issuance of shares	$ 32.7						€ 404,164
Shares issue of transaction costs | $						$ 1.0
ATM Offering Program
Issued Capital and Reserves
At-the-market offering program issuances	2,288,055
Aggregate gross proceeds | $		$ 600.0